PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	$ 31,415	$ 42,073
Accumulated depreciation	20,522	38,108
Depreciated cost	10,893	3,965
Computers and peripheral equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	16,395	25,840
Accumulated depreciation	13,008	23,984
Office furniture and equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	6,272	12,858
Accumulated depreciation	4,625	11,291
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	8,748	3,375
Accumulated depreciation	$ 2,889	$ 2,833